Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Segments of Operations [Abstract]
Schedule of reportable operating segments based on net sales and operating loss
	Year ended December 31, 2022 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$8,235	$343	$8,578
Segment operating loss	(67,066)	(2,760)	(47,884)	(117,710)
Financial income				789
Loss before taxes on income				$(116,921)

Depreciation and amortization expenses	$611	$2,642	$8,259	$11,512
Change in obligation in earn-out liabilities	$-	$840	$(21,216)	$(20,376)
Goodwill impairment	$-	$-	$50,878	$50,878
Stock based compensation	$17,049	$224	$1,350	$18,623

Total Assets	$148,352	$30,753	$74,828	$253,933
Expenditures for segment’s assets	$8,140	$15	$26	$8,181

	Year ended December 31, 2021 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Revenues	$-	$1,034	$270	$1,304
Segment operating loss	(56,875)	(530)	(4,153)	(61,558)
Financial expense				(288)
Loss before taxes on income				$(61,846)

Depreciation and amortization expenses	458	441	1,393	2,292
Stock based compensation	$18,433	$37	$336	$18,806

Total Assets	$195,621	$31,802	$135,747	$363,170
Expenditures for segment’s assets	$23,139	$2,859	$19	$26,017

	Year ended December 31, 2020 (U.S. dollars in thousands)
	Nanox. ARC	Radiology Services	AI Solutions	Total

Segment operating loss	$(43,923)	$-	$-	$(43,923)
Financial income				108
Loss before taxes on income				$(43,815)

Depreciation	208	-	-	208
Stock based compensation	$24,781	$-	$-	$24,781

Total Assets	$236,149	$-	$-	$236,149
Expenditures for segment’s assets	$13,937	-	$-	$13,937

Schedule of property and equipment by geography
	Year Ended December 31
	2022	2021
Israel	5,476	4,986
South Korea	38,922	33,949
Unites States	159	29
Japan	145	196
	44,702	39,160